Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-1

Collection Period	08/01/13-08/31/13
Determination Date	9/9/2013
Distribution Date	9/16/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$885,778,425.05
2.	Collections allocable to Principal				$25,651,522.69
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,263,649.51

5.	Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)				$858,863,252.85
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				51,647
7.	Initial Pool Balance				$1,045,000,032.53

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$340,553,424.89		$313,638,252.69
	c.	Class A-3 Note Balance	$332,000,000.00		$332,000,000.00
	d.	Class A-4 Note Balance	$151,048,000.00		$151,048,000.00
	e.	Class B Note Balance	$14,630,000.00		$14,630,000.00
	f.	Class C Note Balance	$27,692,000.00		$27,692,000.00
	g.	Class D Note Balance	$14,630,000.00		$14,630,000.00

	h.	Note Balance (sum a - g)	$880,553,424.89		$853,638,252.69

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.9730098		0.8961093
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8426349		0.8168787

10.	Overcollateralization Target Amount				$5,225,000.16

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,225,000.16

12.	Weighted Average Coupon			%	7.72%
13.	Weighted Average Original Term			months	66.67
14.	Weighted Average Remaining Term			months	56.88

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,923,964.55
	b.	Liquidation Proceeds allocable to Finance Charge			$49.08
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,924,013.63

16.	Principal:
	a.	Collections allocable to Principal			$25,651,522.69
	b.	Liquidation Proceeds allocable to Principal			$569,349.76
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$26,220,872.45

17.	Total Finance Charge and Principal Collections (15d+16d)				$32,144,886.08
18.	Interest Income from Collection Account				$1,860.23
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$32,146,746.31

Available Funds

21.	Available Collections		$32,146,746.31
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$32,146,746.31

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$738,148.69
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$738,148.69

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,536.12
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,536.12

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$119,193.70
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$119,193.70

	i.	Class A-3 Monthly Interest	$166,000.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$166,000.00

	m.	Class A-4 Monthly Interest	$112,027.27
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$112,027.27

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$15,117.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$15,117.67

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,538.07
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00

	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,538.07

32.	Tertiary Principal Distributable Amount		$7,060,172.04

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,261.42
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,261.42

34.	Quaternary Principal Distributable Amount		$14,630,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$22,905,994.98

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,225,000.16

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,924,013.63
	b.	Total Daily Deposits of Principal Collections	$26,220,872.45
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,860.23

	e.	Total Deposits to Collection Account (sum a - d)	$32,146,746.31

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$738,148.69
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,536.12
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$27,387,310.33
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,015,751.17

	f.	Total Withdrawals from Collection Account (sum a - e)	$32,146,746.31

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$119,193.70
	c.	Class A-3 Interest Distribution	$166,000.00
	d.	Class A-4 Interest Distribution	$112,027.27
	e.	Class B Interest Distribution	$15,117.67
	f.	Class C Interest Distribution	$35,538.07
	g.	Class D Interest Distribution	$24,261.42
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$26,915,172.20
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$27,387,310.33

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$27,034,365.90
	c.	Class A-3 Distribution	$166,000.00
	d.	Class A-4 Distribution	$112,027.27
	e.	Class B Distribution	$15,117.67
	f.	Class C Distribution	$35,538.07
	g.	Class D Distribution	$24,261.42

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$27,387,310.33

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$4,015,751.17
	b.	Reserve Account surplus (Ln 55)	$173.85

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$4,015,925.02

46.	Withdrawals
	a.	Certificateholder Distribution	$4,015,925.02

	b.	Total Withdrawals from Certificate Payment Account	$4,015,925.02

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,612,500.08	$2,612,500.08
	b.	Note Balance	$853,638,252.69

48.	Required Reserve Account Amount		$2,612,500.08

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,612,500.08
50.	Investment Earnings			$173.85
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,612,673.93
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$173.85

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,612,500.08
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$738,148.69
60.	Amount to be paid to Backup Servicer from the Collection Account			$5,536.12
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$27,387,310.33
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$4,015,751.17
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$173.85
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$27,034,365.90
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$166,000.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$112,027.27
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$15,117.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$35,538.07
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$24,261.42
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$4,015,925.02

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$694,250.67
74.	Cumulative Net Losses			$2,488,376.54
75.	Cumulative Net Loss Percentage			0.2381%

			Number of Loans	Principal Balance
76.	Delinquency Analysis

	a.	31 to 60 days past due	747	$13,472,793.07
	b.	61 to 90 days past due	217	$3,654,932.47
	c.	91 or more days past due	91	$1,416,326.22

	d.	Total Past Due (sum a-c)	1,055	18,544,051.76

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,065,301,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 09, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President & Chief Financial Officer